Financial income and expense - Disclosure of Detailed Information about Financial Expense (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Net foreign exchange loss	SFr 0	SFr (3,494)	SFr 0	SFr (4,617)
Interest expense on leases	(6)	(4)	(13)	(9)
Other financial expenses	(5)	(3)	(9)	(7)
Total	SFr (11)	SFr (3,501)	SFr (21)	SFr (4,633)